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                                                     February 17, 2009

Ms. Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE: Post-effective amendments to certain Form N-4 registration statements

Dear Ms. Samuel:

Along with this letter, we are filing post-effective amendments under Rule 485(a) to the Form N-4 registration statements of Prudential Annuities Life Assurance Corporation ("PALAC"), Pruco Life Insurance Company ("Pruco Life") and Pruco Life Insurance Company of New Jersey ("PLNJ") listed below. Among other things, these post-effective amendments describe increased fees for certain optional benefits.

The following Form N-4 registration statements are being amended:

   . Pruco Life's Prudential Premier Series Annuity (file nos. 333-130989 and 333-144639)

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   .   PLNJ's Prudential Premier Series Annuity (file no. 333-131035 and
       333-144657).

   . PALAC's ASAP III, APEX II, ASL II, XTra Credit Six, XTra Credit Eight, Choice 2000, and Cornerstone Annuities (file nos. 333-96577, 333-71654, 333-71672, 333-71834, 333-150220, 333-08853, and 333-152411)

In brief, the salient changes reflected in these 485(a) filings are as follows:

   . Effective for elections made on or after May 1, 2009, we will increase the fees for the Highest Anniversary Value ("HAV") Death Benefit, the Combination 5%/HAV Death Benefit, Highest Daily GRO, and GRO Plus 2008 to 0.40%, 0.80%, 0.60%, and 0.60%, respectively of Sub-account assets.

   . Each prospectus includes a prospectus summary, which is set forth immediately prior to the Expense Examples section.

   . For the GRO and GRO Plus guaranteed minimum accumulation benefits, we have included expanded disclosure about each benefit.

   . The prospectuses were supplemented during 2008 to reflect, among other things, new optional living benefits. We have merged those supplements into the instant filings.

   . Various other non-material changes to disclosure throughout the prospectuses.

The instant filings do not reflect updated underlying fund fees, updated accumulation unit values, updated financial statements and other information that will not be available until closer to May 1, 2009. All of that information will be furnished in the subsequent 485(b) filings.

We represent and acknowledge that:

   . the depositor and the registrant are responsible for the adequacy and accuracy of the disclosure in the instant filings; and

   . staff comments, or changes to disclosure in response to staff comments in the filings reviewed by the staff, do not foreclose the Commission from taking any action with respect to the instant filings; and

   . the depositor and the registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We will be furnishing you with a "courtesy" copy of the PALAC "Core prospectus" filing, marked to show the changes. The changes identified in that filing are representative of the changes proposed to be made in the other filings.

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We appreciate your attention to these filings.

                                                  Sincerely,

                                                  /s/ C. Christopher Sprague
                                                  ------------------------------
                                                  C. Christopher Sprague